Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 2,273,624	$ 525,500
Accounts receivable, net	36,850	28,001
Inventories, net	4,300	63,202
Prepaid expenses and other current assets	190,878	225
Total Current Assets	2,505,652	616,928
Property and equipment, net	122,955	235,292
Capitalized software	388,338
Operating lease right-of-use assets	641,651	235,706
Security deposits	19,396	11,276
TOTAL ASSETS	3,677,992	1,099,202
Current Liabilities
Accounts payable and accrued expenses	323,725	329,810
Customer deposits	2,275	3,425
Current portion of operating lease liabilities	138,743	94,696
Current portion of finance lease liabilities	2,030
Current portion of notes payable, net	139,277	148,517
Derivative liabilities		238,000
Total Current Liabilities	606,050	814,448
Operating lease liabilities, net of current portion	496,017	164,295
Finance lease liabilities, net of current portion	7,615
Notes payable, net of current portion		228,871
TOTAL LIABILITIES	1,109,682	1,207,614
Stockholders’ Equity (Deficit)
Preferred Stock, $0.001 par value, 10,000,000 shares authorized; none issued and outstanding as of December 31, 2024 and 2023
Common stock, $0.001 par value, 100,000,000 shares authorized; 6,050,148 issued and 6,029,648 outstanding as of December 31, 2024 and 4,617,798 issued and outstanding as of December 31, 2023	6,050	4,618
Treasury stock, at cost	(22,145)
Additional paid-in capital	10,360,106	4,045,024
Accumulated deficit	(7,775,701)	(4,158,054)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	2,568,310	(108,412)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 3,677,992	$ 1,099,202